Share capital (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 shares	Jan. 01, 2020 shares
Share capital
Ordinary shares fully paid	1	1	1	1	1
Ordinary shares	1	1	1	1	1
Ordinary shares par value | $ / shares	$ 0	$ 0	$ 0
Ordinary shares, vote per share	1	1	1